Annual Total Returns- Transportation Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Transportation Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.09%)	17.43%	50.87%	23.29%	(13.84%)	15.36%	22.42%	(20.09%)	22.80%	41.24%